Stockholders' Equity and Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Stockholders' Equity and Employee Benefit Plans Disclosure [Abstract]
Stockholders' Equity and Employee Benefit Plans
Stockholders' Equity and Employee Benefit Plans
Shares issued for Acquisition
On January 9, 2017, the Company issued 196,249 shares of common stock to acquire 100% of the general partnership interests of Innovative Valve Components. On October 2, 2017, the Company issued 11.5 million shares of common stock to acquire the remaining membership interests in Global Tubing. Refer to Note 4 Acquisitions & Dispositions for further details on these acquisitions.
Equity offering
In December 2016, the Company offered and sold 4.0 million shares of the Company’s common stock and raised $85.1 million in cash (net of expenses) pursuant to a public equity offering.
Employee benefit plans
We sponsor a 401(k) savings plan for U.S. employees and related savings plans for certain non-U.S. employees. These plans benefit eligible employees by allowing them the opportunity to make contributions up to certain limits. We contribute by matching a percentage of each employee’s contributions. In 2016, for certain plans, we temporarily suspended the matching of contributions. Subsequent to the closing of all acquisitions, employees of those acquired entities will generally be eligible to participate in the Company’s 401(k) savings plan. We also have the discretion to provide a profit sharing contribution to each participant depending on the Company’s performance for the applicable year. The expense under the Company’s plan was $6.2 million, $5.4 million, and $1.4 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company has an Employee Stock Purchase Plan, which allows eligible employees to purchase shares of the Company’s common stock at six-month intervals through periodic payroll deductions at a price per share equal to 85.0% of the lower of the fair market value at the beginning and ending of the six-month intervals.
Stock repurchases
In October 2014, the board of directors approved a program for the repurchase of outstanding shares of the Company’s common stock with an aggregate purchase price of up to $150.0 million. The Company has purchased approximately 4.5 million shares (primarily in 2014) under this program for aggregate consideration of approximately $100.2 million.